Note 11 - Other Assets (Details) - Other Assets (USD $)	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2006
Other Assets [Abstract]
Prepaid expenses	$ 764,000	$ 520,000
Deposits	493,000	299,000
Investments in unaffiliated entity		162,000	162,000
Total	$ 1,257,000	$ 981,000